Stock-based Compensation (Non-vested options) (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Employee Stock Option [Member]
Beginning Balance	56,123	187,965
Granted		115,000
Vested		(214,631)
Forfeited		(32,211)
Ending Balance		56,123
Weighted average grant date fair value, Outstanding	$ 10.66	$ 22.10
Weighted average grant date fair value Granted		3.52
Weighted average grant date fair value Vested		17.18
Weighted average grant date fair value Forfeited		8.48
Weighted average grant date fair value, Outstanding		$ 10.66
Restricted Stock [Member]
Beginning Balance	53,280	119,636
Granted	10,000	0
Vested	(55,472)	(30,991)
Forfeited	0	(35,365)
Ending Balance	7,808	53,280
Weighted average grant date fair value, Outstanding	$ 36.31	$ 36.40
Weighted average grant date fair value, Granted	2.13	0
Weighted average grant date fair value, Vested	30.03	36.51
Weighted average grant date fair value, Forfeited	0	36.31
Weighted average grant date fair value, Outstanding	$ 37.20	$ 36.31